Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec. 30, 2014
Inv Adv | Spartan Emerging Markets Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst1_SupplementTextBlock	Supplement to the
Spartan® Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund
Investor Class and Fidelity Advantage® Class
December 30, 2014
Prospectus

The following information replaces similar information for Spartan Global ex U.S. Index Fund found in the "Fund Summary" section under the heading "Fee Table" on page 8.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.14%	0.08%
Total annual operating expenses	0.34%	0.28%
Fee waiver and/or expense reimbursementA	0.12%	0.14%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.22%	0.14%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.22% and 0.14%. These arrangements will remain in effect through December 31, 2016. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

The following information replaces similar information for Spartan Global ex U.S. Index Fund found in the "Fund Summary" section under the heading "Fee Table" on page 9.

	Investor Class	Fidelity Advantage Class
1 year	$ 23	$ 14
3 years	$ 82	$ 58
5 years	$ 164	$ 126
10 years	$ 404	$ 325